Note 4(b) - Vessels, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4(b)	Vessels, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	372,543	(18,597)	353,946
— Transferred from advances for vessels acquisitions / under construction	76,959	-	76,959
— Disposals (see Note 19)	(303,157)	21,718	(281,439)
— Depreciation	-	(13,174)	(13,174)
Balance, December 31, 2020	146,345	(10,053)	136,292
— Transferred from advances for vessels under construction	126,646	-	126,646
— Transferred to Assets held for sale	(76,959)	5,323	(71,636)
— Disposals (see Note 19)	(32,531)	5,484	(27,047)
— Depreciation	-	(7,670)	(7,670)
Balance, December 31, 2021	163,501	(6,916)	156,585

In 2020 and 2021 the Company took delivery of the following vessels and hence advances paid and capitalized expenses relating to these vessels were transferred from Advances for vessels under construction to Vessels, net:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco Los Angeles	February 10, 2020	37,659	835	38,494
M/T Eco City of Angels	February 17, 2020	37,659	806	38,465
Subtotal 2020		75,318	1,641	76,959
M/T Eco West Coast	March 26, 2021	61,723	1,618	63,341
M/T Eco Malibu	May 11, 2021	61,722	1,583	63,305
Subtotal 2021		123,445	3,201	126,646

As of December 31, 2021 title of ownership is held by the relevant lenders in respect of vessels with a carrying value of $104,710 to secure the relevant sale and lease back financing transactions and in the case of vessels financed via bank loans vessels with a carrying value of $123,511 have been mortgaged as security under their respective loan facilities (see Note 7).